Non-controlling interests - Income statement (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of subsidiaries [line items]
Revenue	$ 4,414,559	$ 2,649,963
Net and total comprehensive income	555,911	(125,327)
Distributions paid to non-controlling interests	(110,406)	(34,658)
Total
Disclosure of subsidiaries [line items]
Revenue	404,808	232,693
Net and total comprehensive income	126,352	28,040
Net and total comprehensive income attributable to Methanex non-controlling interests	73,553	31,351
Equity contributions by non-controlling interests	0	5,500
Acquisition (disposition) of non-controlling interests	650	(6,714)
Distributions paid to non-controlling interests	(95,405)	(36,455)
Methanex Egypt
Disclosure of subsidiaries [line items]
Revenue	366,859	192,575
Net and total comprehensive income	119,260	18,566
Net and total comprehensive income attributable to Methanex non-controlling interests	70,010	26,578
Equity contributions by non-controlling interests	0	0
Acquisition (disposition) of non-controlling interests	0	0
Distributions paid to non-controlling interests	(91,646)	(32,909)
Vessels
Disclosure of subsidiaries [line items]
Revenue	37,949	40,118
Net and total comprehensive income	7,092	9,474
Net and total comprehensive income attributable to Methanex non-controlling interests	3,543	4,773
Equity contributions by non-controlling interests	0	5,500
Acquisition (disposition) of non-controlling interests	650	(6,714)
Distributions paid to non-controlling interests	$ (3,759)	$ (3,546)